Loans, borrowings and bank overdrafts	12 Months Ended
Mar. 31, 2023
Text Blocks Abstract
Loans, borrowings and bank overdrafts

14. Loans, borrowings and bank overdrafts

	As at March 31,
	2022		2023
Non-current
Unsecured Notes 2026 (1)	₹	56,403	₹	61,272
Loans from institutions other than banks		60		-
	₹	56,463	₹	61,272
Current
Borrowings from banks	₹	95,143	₹	88,745
Loans from institutions other than banks		87		57
Bank overdrafts		3		19
	₹	95,233	₹	88,821
	₹	151,696	₹	150,093

(1) On June 23, 2021, Wipro IT Services LLC, a wholly owned step-down subsidiary of Wipro Limited, issued US$ 750 million in unsecured notes 2026 (the “Notes”). The Notes bear interest at a rate of 1.50% per annum and will mature on June 23, 2026. The Notes were issued at the discounted price of 99.636% against par value and have an effective interest rate of 1.6939% after considering the issue expenses and discount of ₹ 501 (US$ 6.7 million). Interest on the Notes is payable semi-annually on June 23 and December 23 of each year, commencing from December 23, 2021. The Notes are listed on Singapore Exchange Securities Trading Limited (SGX-ST).

Short-term loans, borrowings and bank overdrafts

The Company had loans, borrowings and bank overdrafts amounting to ₹ 95,146 and ₹ 88,764, as at March 31, 2022 and 2023, respectively. The principal source of borrowings from banks as at March 31, 2023 primarily consists of lines of credit of approximately ₹ 76,667, U.S. Dollar (US$) 703 million, Canadian Dollar (CAD) 10 million, Saudi Riyal (SAR) 20 million, Euro (EUR) 13 million, Pound Sterling (GBP) 7 million, Bahraini Dinar (BHD) 1 million, Australian Dollar (AUD $) 90 million, Thai Baht (THB) 5 million, Indonesian Rupiah (IDR) 13,290 million, Brazilian Real (BRL) 2 million, Qatari Riyal (QAR) 10 million, Mexican Peso (MXN) 35 million and Israeli New Shekel (ILS) 1 million from bankers for working capital requirements and other short-term needs.

As at March 31, 2023, the Company has unutilized lines of credit aggregating ₹ 24,917, US$ 313 million, CAD 10 million, SAR 20 million, EUR 13 million, GBP 7 million, BHD 1 million, THB 5 million, IDR 13,290 million, BRL 2 million, QAR 10 million, MXN 35 million and ILS 1 million. To utilize these unused lines of credit, the Company requires consent of the lender and compliance with certain financial covenants. Significant portion of these lines of credit are revolving credit facilities and floating rate foreign currency loans, renewable on a periodic basis.

Significant portion of these facilities bear floating rates of interest, referenced to country specific official benchmark interest rates and a spread, determined based on market conditions.

Long-term loans and borrowings

	As at March 31, 2022			As at March 31, 2023
Currency	Foreign currency in millions	Indian Rupee		Foreign currency in millions	Indian Rupee		Final maturity
Unsecured Notes 2026
U.S. Dollar (US$)	744	₹	56,403	746	₹	61,272	June-26
Unsecured loans
Indian Rupee (INR)	-		141	-		57	March-24
Euro (EUR)	^		6	-		-
		₹	56,550		₹	61,329

Non-current portion of long-term loans and borrowings		₹	56,463		₹	61,272
Current portion of long-term loans and borrowings			87			57

^ Value is less than 1

Interest expense on loans, borrowings and bank overdrafts was ₹ 1,897, ₹ 3,261 and ₹ 6,648 for the years ended March 31, 2021, 2022 and 2023, respectively.

Cash and non-cash changes in liabilities arising from financing activities:

							Non-cash changes
	April 1, 2021		Cash flow		Issue expenses on Notes		Net additions to Lease Liabilities		Effective interest rate adjustment		Foreign exchange movements		March 31, 2022
Borrowings	₹	83,202	₹	68,310	₹	(298)	₹	-	₹	77	₹	402	₹	151,693
Bank overdrafts		130		(127)		-		-		-		-		3
Lease Liabilities		21,182		(9,730)		-		12,532		-		249		24,233
	₹	104,514	₹	58,453	₹	(298)	₹	12,532	₹	77	₹	651	₹	175,929

							Non-cash changes
	April 1, 2022		Cash flow		Issue expenses on Notes		Net additions to Lease Liabilities		Effective interest rate adjustment		Foreign exchange movements		March 31, 2023
Borrowings	₹	151,693	₹	(7,876)	₹	-	₹	-	₹	108	₹	6,149	₹	150,074
Bank overdrafts		3		16		-		-		-		-		19
Lease Liabilities		24,233		(9,711)		-		9,021		-		1,030		24,573
	₹	175,929	₹	(17,571)	₹	-	₹	9,021	₹	108	₹	7,179	₹	174,666

Non-fund based

The Company has non-fund based revolving credit facilities in various currencies equivalent to ₹ 48,369 and ₹ 50,172, as at March 31, 2022 and 2023, respectively, towards operational requirements that can be used for the issuance of letters of credit and bank guarantees. As at March 31, 2022, and 2023, an amount of ₹ 31,276, and ₹ 34,096, respectively, was unutilized out of these non-fund based facilities.